GOODWILL AND INTANGIBLE ASSETS (Schedule of Changes in Intangible Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset, beginning	$ 7,452,059	$ 8,361,539
Intangible assets	270,000	750,000
Amortization expense	(1,579,992)	(1,659,480)
Intangible asset, ending	$ 6,142,067	$ 7,452,059